Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Summary of Other Assets

Other assets are composed of the following:

Current	2022	2021
Money held in escrow and guarantees due to: (i)	43,814	211
-Stand by credit letters required by merchants	18,575	—
-Banks requirements	19,988	—
-Processors and others requirements	1,688	80
-Credit card requirements	3,563	131
Advance payments to merchants	12,863	—
Rental guarantees	112	561
Prepaid assets (ii)	—	567
Deposits in brokers(iii)	5,576	—
Loss allowance(iii)	(5,576)	—
Total current Other Assets	56,789	1,339

(i)
Comprises own funds and investments held in escrow and guarantees required by processors, credit cards and merchants. In 2022, some Merchants entered into stand by credit letters with banks that required the Group to maintain certain collaterals in such banks. In addition, it also includes money held in a pledge account to collateralize overdrafts and pre-settlements agreements with a bank. Finally, it also includes guarantees issued to processors and credit cards institutions. These agreements have short-term maturities.
(ii)
The Group signed an agreement with another Merchant where the Group agreed to pay USD 360 to the Merchant in exchange of a minimum amount of revenue during 2021 and 2022 and for being retained as the provider of at least the 90% of the transacted volume in all markets where dLocal offers a complete payment solution in the same. During 2022 and 2021 these assets were reduced in USD 567 and USD 200, respectively, and accounted for as a reduction of revenues.
(iii)
During 2022, the Company utilized FTX Trading Ltd. (“FTX”) services for the repatriation of funds from one country. On November 11, 2022, when FTX filed for Chapter 11 bankruptcy in the United States, the Company had deposits of USD 5,576, whose withdrawals had not been processed by FTX. Such deposits were included in the loss allowance. As of December 31, 2022, the Group does not hold any positions in crypto assets.